Shareholder Report, Line Graph (Details) DFAF_The Continental Small Company Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Continental Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name											The Continental Small Company Series
Accumulated Value	$ 20,042	$ 16,155	$ 14,451	$ 20,377	$ 13,475	$ 13,783	$ 12,711	$ 14,246	$ 10,610	$ 10,000	$ 25,334
MSCI Europe ex UK Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe ex UK Index (net div.)
Accumulated Value	17,363	14,153	12,135	16,359	11,675	12,272	10,925	12,101	9,370	10,000	$ 21,221
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe ex UK Small Cap Index (net div.)
Accumulated Value	$ 17,772	$ 14,481	$ 13,402	$ 20,463	$ 13,661	$ 13,246	$ 12,466	$ 13,774	$ 10,261	$ 10,000	$ 22,108